RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative)		9 Months Ended	12 Months Ended
	Aug. 22, 2021 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2023 ILS (₪)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)	Jun. 01, 2022 USD ($)	Dec. 31, 2020 ILS (₪)
Related Party Transaction [Line Items]
Due from related parties			$ 7,000	$ 6,000
Notes payable						$ 437,190,000
Convertible debt				415,000
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Service fee								$ 140,000
Noncontrolling Interest [Member] | Tanooma Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties current and noncurrent		$ 30,263			₪ 115,725,000				₪ 115,725,000
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties			22,734	47,623			₪ 80,000
Notes payable				25,000
Related Party [Member] | Tanooma Ltd [Member] | Noncontrolling Interest [Member]
Related Party Transaction [Line Items]
Due to related parties current and noncurrent			$ 32,886						₪ 115,725
Nexense Technologies LTD [Member]
Related Party Transaction [Line Items]
Related-party transaction rate			2.42%
Evergreen Venture Capital LLC [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 265,000
Debt Instrument, Term	18 months
Interest rate	8.00%
[custom:DebtConversionConvertedInstrumentTypes]	the investor can convert the note into shares of common stock at 35% discount to the highest daily trading price over the 10 days’ preceding conversion but in any event not less than $0.10 per share
Notes payable		$ 25,000
Convertible debt			$ 36,167	$ 31,958
Percentage of weighted average cost inventory			30.00%	25.00%			30.00%
Convertible loans from related party description		the note holder can convert the note into shares of common stock at 35% discount to the highest daily trading price over the 10 days’ preceding conversion but in any event not less than $0.10 per share
Boris Molchadsky [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction			$ 181,936	$ 181,936
Related-party transaction rate			5.00%
Nexense Technologies LTD [Member]
Related Party Transaction [Line Items]
Due from related parties				$ 47,623
Related-party transaction rate		2.90%